Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
A. Disaggregation of Revenue
The majority of the Company's revenues are derived from the sale of power, capacity and environmental and tax attributes, leasing of power facilities and from asset optimization activities, which the Company disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate(1)	Total
Revenues from contracts with customers
Power and other	36	242	494	12	—	—	784
Environmental and tax attributes(2)	61	77	2	—	—	(34)	106
Revenue from contracts with customers	97	319	496	12	—	(34)	890
Revenue from derivatives and other trading activities(3)	16	(69)	282	311	168	—	708
Revenue from merchant sales	287	71	546	291	—	—	1,195
Other(4)	9	15	26	2	—	—	52
Total revenue	409	336	1,350	616	168	(34)	2,845
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	61	28	—	12	—	(34)	67
Over time	36	291	496	—	—	—	823
Total revenue from contracts with customers	97	319	496	12	—	(34)	890
(1)The elimination of intercompany sales is reflected in the Corporate segment.
(2)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.

Year ended Dec. 31, 2023	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other(1)	30	204	400	12	—	—	646
Environmental and tax attributes(2)	14	26	—	—	—	—	40
Revenue from contracts with customers	44	230	400	12	—	—	686
Revenue from derivatives and other trading activities(1)(3)	44	(16)	(172)	251	220	—	327
Revenue from merchant sales	434	104	1,247	488	—	—	2,273
Other(4)	11	18	39	—	—	1	69
Total revenue	533	336	1,514	751	220	1	3,355
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	14	26	—	12	—	—	52
Over time	30	204	400	—	—	—	634
Total revenue from contracts with customers	44	230	400	12	—	—	686
(1)In the Wind and Solar segment, $14 million of mark-to-market losses were reclassified from revenue from contracts with customers to revenue from derivatives and other trading activities to conform to the current period presentation.
(2)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.

Year ended Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	33	220	462	10	—	—	725
Environmental and tax attributes(1)	1	50	—	—	—	—	51
Revenue from contracts with customers	34	270	462	10	—	—	776
Revenue from derivatives and other trading activities(2)	—	(121)	(821)	243	160	(2)	(541)
Revenue from merchant sales	564	119	1,529	461	—	—	2,673
Other(3)	8	21	39	—	—	—	68
Total revenue	606	289	1,209	714	160	(2)	2,976
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	1	50	—	12	—	—	63
Over time	33	220	462	(2)	—	—	713
Total revenue from contracts with customers	34	270	462	10	—	—	776
(1)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(2)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(3)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.
B. Performance Obligations
The performance obligations in the Company's contracts with its customers include the provision of electricity and steam capacity; the delivery of electricity, thermal energy and environmental attributes; the provision of operation and maintenance services and water management services; and the supply of byproducts from coal generation.
The aggregate amount of transaction prices allocated to remaining performance obligations (contract revenues that have not yet been recognized) as at Dec. 31, 2024, is approximately $2,336 million, with approximately $455 million expected to be recognized during the period 2025-2027; $391 million for the period of 2028-2030; $668 million for the period of 2031-2035; and $822 million for 2036 and thereafter.
These amounts exclude revenues related to contracts that qualify for the invoice practical expedient and future revenues that are related to constrained variable consideration. In many of the Company’s contracts, elements of the transaction price are considered constrained, such as for variable revenues dependent upon future production volumes that are driven by customer or market demand or market prices that are subject to factors outside the Company’s influence. As a result, the amounts of future revenues disclosed above represent only a portion of future revenues that are expected to be realized by the Company from its contractual portfolio.
Contract liabilities of $36 million as at Dec. 31, 2024 represent the consideration received from customers in advance of satisfying the related performance obligation by supplying the related goods. Revenue is recognized when the performance obligation is satisfied. $6 million of contract liabilities were acquired from Heartland (refer to Note 4).